Taxation	9 Months Ended
Sep. 30, 2022
Income Taxes [Abstract]
Taxation	Taxation
Income tax expense of €22.3 million for the three months ended September 30, 2022 (2021: €13.9 million) and €62.0 million for the nine months ended September 30, 2022 (2021: €42.2 million) is accrued based on management’s estimate of the average annual effective income tax rate on profits excluding exceptional items, applied to the pre-tax income excluding exceptional items of the periods. This estimate takes into account the reduction in provisions due to resolution of certain pre-acquisition risks previously covered by escrow. It also reflects the tax impact of exceptional items accounted for in the periods. The UK government announced an increase in the statutory rate of corporation tax from 19% to 25% with effect from April 1, 2023, which was substantively enacted on May 24, 2021. The increase was enacted in the second quarter of 2021 and the impact on deferred tax assets and liabilities was accounted for accordingly.

During the three months ended September 30, 2022, the Group resolved a historical tax dispute. This resulted in the release of an uncertain tax position of €45.0 million.
The Company’s subsidiaries, which are subject to tax, operate in many different jurisdictions and, in some of these, certain tax matters are under discussion with local tax authorities. These discussions are often complex and can take many years to resolve. Accruals for tax contingencies require management to make estimates and judgments with respect to the ultimate outcome of a tax audit, and actual results could vary from these estimates. Where tax exposures can be quantified, a provision is made based on best estimates and management’s judgment. Given the inherent uncertainties in assessing the outcomes of these exposures (which can sometimes be binary in nature), the Company could in future periods experience adjustments to this provision.
Management believes that the Company’s tax position on all open matters, including those in current discussion with local tax authorities, is robust and that the Company is appropriately provided.